Expense Example - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2030 Fund - Fidelity Freedom 2030 Fund - Class K6	May 30, 2024 USD ($)
Expense Example:
1 year	$ 37
3 years	116
5 years	202
10 years	$ 456